Equity Accounted Investees - Summarized Financial Information in Respect of Associate Accounted for Under Equity Method (Parenthetical) (Detail)		6 Months Ended			12 Months Ended
	Apr. 30, 2010	Jun. 30, 2019	Jun. 30, 2018 MXN ($)	Jun. 30, 2018 EUR (€)	Dec. 31, 2018
Disclosure of associates and joint ventures [line items]
Net income includes the economic interest			$ 24,457	€ 1,932
Heineken [member]
Disclosure of associates and joint ventures [line items]
Ownership Percentage	20.00%	14.80%			14.76%